Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Turnover	€ 50,982	€ 53,715	€ 52,713
Operating profit	12,535	8,857	7,801
After (charging)/crediting non-underlying items	3,176	(543)	(823)
Net finance costs	(481)	(877)	(563)
Finance income	135	157	115
Finance costs	(591)	(556)	(584)
Pensions and similar obligations	(25)	(96)	(94)
Net finance cost non-underlying items		(382)
Net monetary gain/(loss) arising from hyperinflationary economies	122
Share of net profit/(loss) of joint ventures and associates	185	155	127
After crediting non-underlying items	32
Other income/(loss) from non-current investments and associates	22	18	104
Profit before taxation	12,383	8,153	7,469
Taxation	(2,575)	(1,667)	(1,922)
After (charging)/crediting tax impact of non-underlying items	(288)	655	213
Net profit	9,808	6,486	5,547
Attributable to:
Non-controlling interests	419	433	363
Shareholders' equity	€ 9,389	€ 6,053	€ 5,184
Combined earnings per share
Basic earnings per share (€)	€ 3.50	€ 2.16	€ 1.83
Diluted earnings per share (€)	€ 3.48	€ 2.15	€ 1.82